As filed with the Securities and Exchange Commission on June 12, 2013.

1933 Act Registration No. 333-43300
1940 Act Registration No. 811-10041

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 22		[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 23

JNL INVESTORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Investors Series Trust	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on ____________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on ____________ pursuant to paragraph (a)(1)

[X]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended.  This Amendment is being filed to describe in a supplement the following changes:

1)	The addition of the following Fund: JNL/PPM America Low Duration Bond Fund; and

2)	To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 26, 2013, as part of Post-Effective Amendment No. 19 to the Registration Statement (Accession No. 0001121257-13-000006) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These
Securities Until The Registration Statement Filed With The Securities And Exchange Commission
Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An
Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated September 16, 2013
To The Prospectus Dated April 29, 2013

JNL® Investors Series Trust

Please add the following Fund on the cover page and to the Table of Contents:

JNL/PPM America Low Duration Bond Fund

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/PPM America Low Duration Bond Fund
Class A

Investment Objective.  The investment objective of the Fund is a high level of current income consistent with capital preservation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.76%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$78	$243

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have portfolio turnover rate as of the date of this Prospectus as it has not commenced operations.

Principal Investment Strategies. The Fund invests primarily in investment-grade securities, including, without limitation, corporate bonds, asset-backed, commercial mortgage-backed and mortgage-backed securities, and obligations of the U.S. government and its agencies.  The Fund may also invest in money market securities, collateralized mortgage obligations and foreign securities.  An investment grade securitiy is one that is rated within the four highest credit categories (e.g., AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, that has been determined by the Fund’s Sub-Adviser, PPM America, Inc. (the “Sub-Adviser” or “PPM”) to be of comparable quality.

The Fund’s average effective portfolio duration normally varies from one to three years.  The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the debt markets.  Duration is a measure of a bond price’s sensitivity to a change in interest rates.  Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates.

Normally, the Fund invests at least 80% of its net assets, in debt securities including without limitation, corporate bonds, asset-backed, commercial mortgage-backed and mortgage-backed securities and obligations of the U.S. government and its agencies.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the debt instruments mentioned above. The Fund may invest up to 10% of its total assets in lower rated securities commonly known as “high yield” securities or “junk bonds”.  The Fund may also invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additonal Information.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in dollar rolls.

The Sub-Adviser determines the best relative value investment opportunities across various debt sectors by analyzing overall economic conditions within and among these sectors. While the Fund typically diversifies its assets broadly across various sectors, the Fund may overweight certain sectors and minimize exposures to others as relative value opportunities arise.

The Sub-Adviser selects individual securities by considering factors such as credit quality, the security’s risk-return profile, the security’s maturity and its market liquidity.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Fund may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-

-term fixed income securities normally have more price volatility than short-term fixed income securities.
•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
When-issued, delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance.  The performance for the fund has not been included because the Fund has not commenced operations as of the date of this Prospectus.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
PPM America, Inc.

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
David Frizzie	September 2013	Senior Managing Director
Anthony Balestrieri	September 2013	Senior Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

The following Fund should be added to the prospectus section entitled “Additional Information About Each Fund”:

JNL/PPM America Low Duration Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Low Duration Bond Fund is a high level of current income consistent with capital preservation.

Principal Investment Strategies.  The Fund invests primarily in investment-grade securities, including without limitation corporate bonds, asset-backed, commercial mortgage-backed and mortgage-backed securities, and obligations of the U.S. government and its agencies.  The Fund may also invest in money market securities, collateralized mortgage obligations and foreign securities.  An investment grade securitiy is one that is rated within the four highest credit categories (e.g., AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, that has been determined by the Fund’s Sub-Adviser, PPM America, Inc. (the “Sub-Adviser” or “PPM”) to be of comparable quality

The Fund’s average effective portfolio duration normally varies from one to three years.  The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the debt markets.  Duration is a measure of a bond price’s sensitivity to a change in interest rates.  Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates.

Normally, the Fund invests at least 80% of its net assets (net assets plus the amount of any borrowings for investment purposes) in debt securities including without limitation, corporate bonds, asset-backed, commercial mortgage-backed and mortgage-backed securities and obligations of the U.S. government and its agencies.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the debt instruments mentioned above. The Fund may invest up to 10% of its total assets in lower rated securities commonly known as “high yield” securities or “junk bonds”.  The Fund may also invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additonal Information.  The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in dollar rolls.

The Sub-Adviser determines the best relative value investment opportunities across various debt sectors by analyzing overall economic conditions within and among these sectors. While the Fund typically diversifies its assets broadly across various sectors, the Fund may overweight certain sectors and minimize exposures to others as relative value opportunities arise.

The Sub-Adviser selects individual securities by considering factors such as credit quality, the security’s risk-return profile, the security’s maturity and its market liquidity.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High yield bonds;lower- rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed risk
•	U.S. Government securities risk
•	When-issued, delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Leverage risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Low Duration Bond Fund is PPM America, Inc. (the “Sub-Adviser”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of _______________, 2013, PPM, an affiliate of the investment adviser to the JNL/PPM America Low Duration Bond Fund, managed approximately $___ billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a public company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director, and David Frizzie, Senior Managing Director, co-manage the assets of the Fund, with Mr. Frizzie assuming primary day-to-day responsibilities under Mr. Balestrieri’s oversight.  Mr. Balestrieri and Mr. Frizzie review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in pursuit of the Fund’s investment objectives.  As of ________________, 2013, PPM’s Public Fixed Income Group currently manages approximately $___ billion in assets for various institutional clients based in the U.S. and abroad.

David Frizzie, Senior Managing Director joined PPM in 2004 and is responsible for for asset backed securities analysis and management across PPM America’s total return fixed income portfolios.  In addition to this role, he assumed leadership for PPM’s mortgage-backed securities portfolio in mid-2008.  Prior to joining PPM in April, 2004, Mr. Frizzie spent seven years at Merrill Lynch Investment Managers as an asset-backed securities analyst and a portfolio manager of institutional separate accounts.  Mr. Frizzie earned a B.A. in Econonics from Gettysburg College in 1990, and received the Charted Financial Analyst designation in 2000.

Anthony Balestrieri, Senior Managing Director, Portfolio Manager and Head of Total Return Fixed Income, with his team, manages or supervises over $32 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri is one of the Portfolio Managers for the JNL/PPM America High Yield Bond Fund, the JNL/PPM America Strategic Income Fund, the Curian Long Short Credit Fund, the U.S. and Canadian dollar assets of the M&G Global Credit Investment Fund and with his team is responsible for managing the non-loan assets for the JNL/PPM America Floating Rate Income Fund.  From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’first Annual or Semi-Annual Report to shareholders.

In the section entitled “Glossary of Risks,” please add the following risks:

Fixed income risk –The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

In the section entitled “Management of the Trust,” sub-section “Investment Adviser,” please delete the third paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Trust’s Semi-Annual Report dated June 30, 2013.

In the section entitled “Management of the Trust,” sub-section “Management Fee,” please add the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Funds)
JNL/PPM America Low Duration Bond Fund	$0 to $500 million Over $500 million	0.45% 0.40%

In the section entitled “Management of the Trust,” sub-section “Adminstrative Fee,” please delete the paragraph in its entirety and replace it with the following:

JNAM also serves as the “Administrator” to the Funds.  In addition to the investment advisory fee, the JNL/PPM America Total Return Fund and JNL/PPM America Low Duration Bond Fund pays JNAM an Administrative Fee of 0.10% of the average daily net assets of each Fund’s Class A shares.  In return for the Administrative Fee, JNAM provides fund accounting and administrative functions for the Trust and the separate Funds.  JNAM does not receive a fee related to the performance of accounting and administrative functions for the JNL Money Market Fund. Each Fund is responsible for all other operating expenses (categorized as “Other Expenses” in the fee tables).

In the section entitled “Financial Highlights,” please delete the second paragraph and the table that follows in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2013 (semi-annual report) has not been audited.

[financial highlights to be filed by amendment]

This supplement is dated September 16, 2013.

The Information In the Statement of Additional Information Is Not Complete And May Be
Changed. We May Not Sell These Securities Until The Registration Statement Filed With
The Securities And Exchange Commission Is Effective. This Statement of Additional
Information Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy
These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 16, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Investors Series Trust

Please add the following Fund on the cover page:

Fund	Class
JNL/PPM America Low Duration Bond Fund	A

On page 2, under the section entitled “General Information and History,” please delete the paragraph in its entirety and replace it with the following:

The JNL Investors Series Trust (“Trust”) is an open-end management investment company organized as a Massachusetts business trust, by a Declaration of Trust dated July 28, 2000.  The Trust currently offers Institutional Class shares of JNL Money Market Fund and Class A shares of JNL/PPM America Total Return Fund and JNL/PPM America Low Duration Bond Fund (each a “Fund” and collectively, “Funds”).  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), whose shares are registered with the SEC under and the Securities Act of 1933, as amended (“1933 Act”).

On page 13, please delete the paragraph entitled “Securities Lending,” in its entirety and replace it with the following:

Securities Lending.  The JNL/PPM America Total Return Fund and the JNL/PPM America Low Duration Bond Fund may lend securities to broker-dealers and financial institutions to realize additional income.  As a fundamental policy, a Fund will not lend securities if, as a result, more than 33 1/3% of a Fund’s total assets would be lent to other parties.  Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (i) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (ii) each Fund must receive any dividends or interest paid by the issuer on such securities; (iii) each Fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (iv) each Fund must receive either interest from the investment of collateral or a fixed fee from the borrower.  A Fund might experience a loss if the borrowing broker-dealer or financial institution breaches its agreement with the Fund or if the investments held in the collateral pool experience losses.  The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

On pages 34-35, please delete the section entitled “Principal Holders of the Trust’s Shares,” in its entirety and replace it with the following:

1

PRINCIPAL HOLDERS OF THE TRUST’S SHARES

As of __________, 2013, [to be updated by amendment] the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

As of ___________, 2013, [to be updated by amendment] the following persons beneficially owned more than 5% or more of the shares of any class of a Fund.

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL Money Market Fund (Institutional Class)

JNL/PPM America Total Return Fund (Class A)

On page 36, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” in sub-section entitled “Investment Adviser/Sub-Advisers and Portfolio Managers,” please delete the first paragraph of the section entitled “PPM America, Inc.,” in its entirety and replace it with the following:

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the JNL/PPM America Total Return Fund and JNL/PPM America Low Duration Bond Fund.

On page 37, in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following tables:

The following tables reflect information as of June 30, 2013: [to be updated by amendment]

JNL/PPM America Low Duration Bond Fund
David Frizzie	Number Of Accounts	Total Assets
registered investment companies*:		$
other pooled investment vehicles:		$
other accounts:		$

Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies*:		$
other pooled investment vehicles:		$
other accounts:		$

On page 38, please add the following section entitled “Security Ownership of Portfolio Managers for the JNL/PPM America Total Return Fund”:

2

Security Ownership of Portfolio Managers for the JNL/PPM America Low Duration Bond Fund [to be updated by amendment]

Security Ownership of Portfolio Managers	David Frizzie	Anthony Balestrieri
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 38, in the section entitled “Sub-Advisory Fees,” please add the following after the second paragraph:

Fund	Assets	Fees
JNL/PPM America Low Duration Bond Fund	For assets up to $500 million: $0 to $150 million Assets over $150 million For assets over $500 million: All Assets	0.15% 0.10% 0.10%

On page 39, please delete the paragraph entitled “Administrative Fee,” in its entirety and replace it with the following:

Administrative Fee. The JNL/PPM America Total Return Fund and the JNL/PPM America Low Duration Bond Fund pays to JNAM (“Administrator”) an Administrative Fee of 0.10% of the average daily net assets of each Fund. The Administrator does not receive a fee related to the performance of its services for the JNL Money Market Fund. The Administrator provides all necessary administrative functions and services for the operation of the Trust and the separate Funds.  In addition, the Administrator provides fund accounting and administration services for each Fund.  Each Fund is responsible for interest and taxes, overdraft expenses, trading expenses including brokerage commissions, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees, registration/regulatory expenses, and other operating expenses.

This Supplement is dated September 16, 2013.

(To be used with: V6043 04/13 and V6043PROXY 04/13.)
CMX__________ 09/13
3

JNL INVESTORS SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)		Agreement and Declaration of Trust of Registrant, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on August 8, 2000.

(b)	(1)	By-laws of Registrant, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(3)
Amended and Restated By-laws of Registrant dated November 21, 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

(c)		Not Applicable

(d)	(1)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and PPM America, Inc., incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(3)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(4)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(5)
Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(6)
Form of Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(7)
Form of Amendment to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(8)
Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(9)
Form of Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(10)
Form of Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Prudential Asset Management (Singapore) Limited, dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(11)
Form of Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Standard & Poor's Investment Advisory Services, LLC, dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(12)
Form of Amendment dated December 27, 2007 to Investment Sub- Advisory and Management Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission on December 18, 2007.

	(13)
Form of Amendment dated July 1, 2008 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP, dated November 1, 2005, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(14)
Form of Amendment dated December 29, 2008 to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated November 1, 2005, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(15)
Form of Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and M&G Investment Management Limited, dated December 29, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(16)
Form of Amendment dated December 29, 2008 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(17)
Form of Amendment dated December 29, 2008 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and PPM America, Inc., dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(18)
Form of Amendment dated January 1, 2009 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 12 to the Registration Statement filed with the Securities and Exchange Commission on December 29, 2008.

	(19)
Amendment dated June 25, 2009 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(20)
Amendment dated July 15, 2009 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and PPM America, Inc., incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(21)
Amendment dated July 15, 2009 to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(22)
Amendment dated September 30, 2009 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(23)
Amendment dated September 25, 2009 to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(24)
Amendment dated September 28, 2009 to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and PPM America, Inc., incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(25)
Amendment dated September 28, 2009 to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(26)
Amended and Restated Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated February 28, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 17 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2012.

	(27)
Amended and Restated Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, effective December 1, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(28)
Amended and Restated Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and PPM America, Inc., effective December 1, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(29)
Amended and Restated Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP, effective December 1, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

(e)	(1)
Form of Distribution Agreement between JNL Investors Series Trust and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
Form of Amended Distribution Agreement between JNL Investors Series Trust and Jackson National Life Distributors LLC, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(3)
Form of Amended Distribution Agreement between JNL Investors Series Trust and Jackson National Life Distributors LLC, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

	(4)
Form of Amended Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated February 7, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(5)
Form of Amended Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(6)
Form of Amended Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(7)
Form of Load Fund Operating Agreement between Jackson National Life Distributors LLC and Charles Schwab & Co., Inc., dated August 15, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(8)
Amended Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 18, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(9)
Amended Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated May 24, 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

(f)		Not Applicable.

(g)	(1)
Form of Custody Agreement between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(3)
Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(4)
Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(5)
Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(6)
Amendment to Custody Contract dated December 15, 2003, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(7)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(8)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(9)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(10)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(11)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(12)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

	(13)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 15, 2006, incorporated by reference to Registrant's Post-effective amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission on January 16, 2007.

	(14)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(15)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(16)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(17)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(18)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(19)
Form of Amendment dated December 31, 2007 to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission on December 18, 2007.

	(20)
Form of Amendment dated March 31, 2008 to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission on December 18, 2007.

	(21)
Form of Amendment dated February 6, 2008 to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(22)
Form of Amendment dated February 8, 2008 to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(23)
Form of Amendment dated August 14, 2008 to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(24)
Form of Amendment dated October 6, 2008 to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(25)
Form of Amendment dated December 29, 2008 to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(26)
Form of Amendment dated December 30, 2008 to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (formerly Mellon Trust of New England, N.A.), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 12 to the Registration Statement filed with the Securities and Exchange Commission on December 29, 2008.

	(27)
Form of Amendment dated April 6, 2009 to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (formerly, Mellon Trust of New England, N.A.(formerly Boston Safe Deposit and Trust Company), dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 12 to the Registration Statement filed with the Securities and Exchange Commission on December 29, 2008.

	(28)
Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(29)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(30)
International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(31)
Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(32)
Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(33)
Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(34)
Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(35)
Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(36)
Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(37)
Amendment effective October 1, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(38)
Amendment effective December 12, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(39)
Revised Amendment effective April 30, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 17 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2012.

	(40)
Amendment effective August 29, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(41)
Amendment effective April 29, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

(h)	(1)
Form of Administration Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
Form of Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(3)
Form of Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(4)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(5)
Form of Fee Waiver/Expense Reimbursement and Recapture Letter Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(6)
Form of Transfer Agency Agreement between Registrant and PFPC Inc., incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

	(7)
Form of Amendment dated December 27, 2007 to the Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(8)
Form of Expense Limitation Agreement between Registrant and Jackson National Asset Management, LLC, dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(9)
Form Rule 22c-2 Addendum dated August 29, 2007 to Transfer Agency Agreement between Registrant and PFPC, Inc. dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission on December 18, 2007.

	(10)
Form of Amendment dated December 27, 2007 to Transfer Agency Agreement dated December 15, 2006 between Registrant and PFPC, Inc., incorporated by reference to Registrant's Post-effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission on December 18, 2007.

	(11)
Form of Amendment dated December 27, 2007 to Transfer Agency Agreement dated November 1, 2005 between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission on December 18, 2007.

	(12)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission on December 18, 2007.

	(13)
Form of Amendment dated December 29, 2008 to the Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(14)
Form of Amendment dated December 29, 2008 to Transfer Agency Agreement dated November 1, 2005 between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(15)
 Form of Expense Limitation Agreement between Registrant and Jackson National Asset Management, LLC, dated November 1, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(16)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 15, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(17)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated July 15, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(18)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 25, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(19)
Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(20)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(21)
Expense Limitation Agreement between Registrant and Jackson National Asset Management, LLC, dated March 1, 2010, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(22)
Expense Limitation Agreement between Registrant and Jackson National Asset Management, LLC, dated November 1, 2010, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(23)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated November 24, 2010, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(24)
Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated August 26, 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(25)
Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated November 22, 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(26)
Amended and Restated Expense Limitation Agreement between Registrant and Jackson National Asset Management, LLC, dated November 1, 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(27)
Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson, dated April 30, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 17 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2012.

	(28)
Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated November 28, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 17 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2012.

	(29)
Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated November 28, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 17 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2012.

	(30)
Amendment, effective March 1, 2012, to the Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC dated November 28, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(31)
Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson, dated November 27, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, to be filed by Amendment.

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Rule 12b-1 Plan, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
Form of Distribution Plan for Class A Shares, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(3)
Form of Distribution Plan for Class C Shares, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(4)
Form of Distribution Plan for Class A Shares, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

	(5)
Form of Distribution Plan for Class C Shares, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

	(6)
Form of Distribution Plan for Class A Shares, dated February 7, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(7)
Form of Distribution Plan for Class A Shares, dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(8)
Form of Distribution Plan for Class C Shares, dated December 7, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(9)
Form of Distribution Plan for Class A Shares, dated December 29, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(10)
Form of Distribution Plan for Class C Shares, dated December 29, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(11)
Distribution Plan for Class A Shares, dated September 28, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(12)
Distribution Plan for Class A Shares, dated December 12, 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

(n)	(1)	Rule 18f-3 Plan, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(3)
Form of Multiple Class Plan, dated December 27, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(4)
Form of Multiple Class Plan, dated December 29, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(5)
Multiple Class Plan, dated June 25, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(6)
Multiple Class Plan, dated September 25, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

(o)		Not Applicable

(p)	(1)
The Registrant's Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(2)
PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(3)
Jackson National Financial Services LLC's Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

	(4)
Wellington Management Company, LLP's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

	(5)
Jackson National Asset Management, LLC's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on October 25, 2005.

	(6)
Jackson National Asset Management, LLC's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(7)
Mellon Capital Management Corporation's, LLC's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(8)
Wellington Management Company, LLP's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

	(9)
Jackson National Asset Management, LLC's Code of Ethics, dated February, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(10)
Wellington Management Company, LLP's Code of Ethics, dated January 1, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(11)
PPM America, Inc.'s Code of Ethics, dated March 1 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(12)
Prudential Asset Management (Singapore) Limited's Code of Ethics, dated September 17, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(13)
Standard & Poor's Investment Advisory Services, LLC's Code of Ethics, dated January 1, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 6 to the Registration Statement filed with the Securities and Exchange Commission on September 28, 2007.

	(14)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(15)
M&G Investment Management Limited's Code of Ethics, dated June 30, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(16)
Mellon Capital Management Corporation's Code of Ethics , dated November, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(17)
PPM America, Inc.'s Code of Ethics, dated March 1, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(18)
Prudential Asset Management (Singapore) Limited's Code of Ethics, dated March, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(19)
Standard & Poor's Investment Advisory Services, LLC's Code of Ethics, dated December 31, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 9 to the Registration Statement filed with the Securities and Exchange Commission on September 16, 2008.

	(20)
Section 406 of Sarbanes-Oxley of 2002 Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 12 to the Registration Statement filed with the Securities and Exchange Commission on December 29, 2008.

	(21)
M&G Investment Management Limited's Code of Ethics, dated October 21, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 12 to the Registration Statement filed with the Securities and Exchange Commission on December 29, 2008.

	(22)
Wellington Management Company, LLP's Code of Ethics, dated October 1, 2008, incorporated by reference to Registrant's Post-effective Amendment No. 12 to the Registration Statement filed with the Securities and Exchange Commission on December 29, 2008.

	(23)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 12 to the Registration Statement filed with the Securities and Exchange Commission on December 29, 2008.

	(24)
PPM America, Inc.'s Code of Ethics, dated March 31, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(25)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 13 to the Registration Statement filed with the Securities and Exchange Commission on December 28, 2009.

	(26)
PPM America, Inc.'s Code of Ethics, dated March 31, 2010, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(27)
Wellington Management Company, LLP's Code of Ethics, dated April 1, 2010, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(28)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(29)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2010, incorporated by reference to Registrant's Post-effective Amendment No. 14 to the Registration Statement filed with the Securities and Exchange Commission on December 14, 2010.

	(30)
PPM America, Inc.'s Code of Ethics, dated January 31, 2011 (version one) and March 31, 2011 (version two for certain Jackson National Life employees), respectively, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(31)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated April 1, 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(32)
Code of Ethics for Jackson National Life Distributors LLC, dated April 2011, incorporated by reference to Registrant's Post-effective Amendment No. 15 to the Registration Statement filed with the Securities and Exchange Commission on December 8, 2011.

	(33)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 17 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2012.

	(34)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated September 1, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(35)
Sarbanes Oxley version of Code of Ethics for Registrant, dated September 1, 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(36)
Code of Ethics for Jackson National Life Distributors LLC, dated March 2012, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(37)
Code of Ethics for PPM America, Inc., version one dated March 1, 2012 and version two dated March 1, 2012, each incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

	(38)
Code of Ethics for Wellington Management Company, LLP, dated October 19, 2010, incorporated by reference to Registrant's Post-effective Amendment No. 19 to the Registration Statement filed with the Securities and Exchange Commission on April 26, 2013.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Curian Variable Series Trust
JNL Series Trust
JNL Strategic Income Fund LLC
JNL Variable Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article 4 of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article 4 of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify each of its current and former Trustees, officers and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust. The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Pursuant and subject to section 4.1, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article 4, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Harding, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Woodworth, Bergandine, Buiter, Crosser, Leeman, and Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to present)

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to present).

Leandra Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Chief Financial Officer (1/2007 to 04/10/2011) Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 12/31/2009); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kenneth Stewart	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2011 to present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).

PPM America, Inc., and Wellington Management Company, LLP, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information.

SUB-ADVISERS:	FILE NO.:

PPM America, Inc.	801-40783
Wellington Management Company, llp	801-15908

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Series Trust, JNL Variable Fund LLC, and Curian Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Megan (Wilson) Freedman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017 or the sub-advisers of the Registrant.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 12th day of June, 2013.

JNL INVESTORS SERIES TRUST

/s/ Susan S. Rhee

Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee*	June 12, 2013
Michael Bouchard
Trustee

/s/ William Crowley by Susan S. Rhee*	June 12, 2013
William Crowley
Trustee

/s/ Dominic D'Annunzio by Susan S. Rhee*	June 12, 2013
Dominic D'Annunzio
Trustee

/s/ Michelle Engler by Susan S. Rhee*	June 12, 2013
Michelle Engler
Trustee

/s/ James Henry by Susan S. Rhee*	June 12, 2013
James Henry
Trustee

/s/ Richard D. McLellan by Susan S. Rhee*	June 12, 2013
Richard D. McLellan
Trustee

/s/ Mark D. Nerud by Susan S. Rhee*	June 12, 2013
Mark D. Nerud
President and Trustee

/s/ William R. Rybak by Susan S. Rhee*	June 12, 2013
William R. Rybak
Trustee

/s/ Patricia A. Woodworth by Susan S. Rhee*	June 12, 2013
Patricia A. Woodworth
Trustee

/s/ Gerard A. M. Oprins by Susan S. Rhee*	June 12, 2013
Gerard A. M. Oprins Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL INVESTORS SERIES TRUST (333-43300), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Investors Series Trust, hereby constitute and appoint Susan S. Rhee and Thomas J. Meyer, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2013
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2013
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2013
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2013
Michelle Engler

/s/ James B. Henry	January 1, 2013
James B. Henry

/s/ Richard D. McLellan	January 1, 2013
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2013
Mark D. Nerud

/s/ William R. Rybak	January 1, 2013
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2013
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2013
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

(i)	Opinion and Consent of Counsel, attached hereto as EX 99.28(i).